Debt - Capital Leases and Maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Scheduled maturities of our debt
2022	$ 4
2023	4
2024	352
2025	600
2026	0
Thereafter	0
Total	$ 960